Accounts Payable And Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounts Payable And Accrued Expenses [Abstract]
Accounts Payable And Accrued Expenses

5.  Accounts Payable and Accrued Expenses

	June 30,	December 31,
	2020	2019

Trade payables	$1,651,659	$488,285
Accrued expenses	454,850	471,700
Accrued research and development contract costs	-	221,170
Payroll liabilities	84,244	84,576

	$2,190,753	$1,265,731

6.Accounts Payable and Accrued Expenses

	December 31,	December 31,
	2019	2018

Trade payables	$488,285	$547,519
Accrued expenses	471,700	140,637
Accrued research and development contract costs	221,170	1,782,131
Payroll liabilities	84,576	682,263

	$1,265,731	$3,152,550